UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING
Commission File Number 000-50721
(Check One):
☑ Form 10-K     ☐ Form 20-F     ☐ Form 11-K     ☐ Form 10-Q     ☐ Form 10-D     ☐ Form N-SAR      ☐ Form N-CSR
For the period ended December 31, 2008

☐ Transition Report on Form 10-K	☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K	☐ Transition Report on From 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended:
If the notification relates to a portion of the filing checked above, identity the Item(s) to which the notification relates:
Part III — Items 10, 11, 12, 13 and 14
Part I — Registrant Information
Origen Financial, Inc.
(Full name of registrant)
Address of principal executive office:
27777 Franklin Road
Suite 1700
Southfield, Michigan 48034
(248) 746-7000
Part II — Rules 12b-25 (b) and (c)

Part I — Registrant Information
Part II — Rules 12b-25 (b) and (c)
Part III — Narrative
Part IV — Other Information

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐	(a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR of Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
Part III — Narrative
State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed period.
As a result of fundamental changes in Origen’s business and operations described in its Annual Report on Form 10-K for the year ended December 31, 2008, which was filed on March 27, 2009, the duties and responsibilities of its remaining executives have changed. Origen and such executives have been negotiating new employment and consulting agreements that are tailored to Origen’s changed business and the new duties, responsibilities and requirements of the executives.
Origen recently voluntarily deregistered its common stock under the Securities Exchange Act of 1934 and is not obligated to file reports with the SEC after Part III of the Form 10-K described above is filed. Origen believes it is important to provide full disclosure of the new agreements to its stockholders before it ceases filing reports with the SEC. Given the timing of the execution of the new agreements and due to the time, effort and expense involved in preparing disclosure of the new agreements, Origen has found it necessary to delay the filing Part III of the Form 10-K and Origen’s inability to file timely could not be eliminated without unreasonable effort and expense. Origen expects to file its Part III of the Form 10-K as soon as practicable.
Part IV — Other Information
(1) Name and telephone number of person to contact in regard to this notification.

W. Anderson Geater, Chief Financial Officer	(248)	746-7000

Name	Area Code	Telephone Number

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(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
☑ Yes     ☐ No
(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
☐ Yes     ☑ No
If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

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Origen Financial, Inc.
     has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

April 30, 2009	By:	/s/ W. Anderson Geater, Jr. W. Anderson Geater, Jr., Chief Financial Officer

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